RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease liabilities	¥ 2,843,058		$ 396,875	¥ 7,712,532
Related Parties
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	96,875	$ 13,524
Annual rental expense	1,162,500	162,288,000,000
Rights of use lease assets, net	696,851		97,277	1,769,840	$ 243,538
Operating lease liabilities	355,601		$ 49,640	¥ 2,111,090	$ 290,496
Founder one
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 40,000	$ 5,584
Lessee, Operating Lease, Period of Contract	April 1, 2024 - March 31, 2026	April 1, 2024 - March 31, 2026
Founder two
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 33,250	$ 4,642
Lessee, Operating Lease, Period of Contract	January 1, 2024- Dec 31, 2025	January 1, 2024- Dec 31, 2025
Founder three
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 23,625	$ 3,298
Lessee, Operating Lease, Period of Contract	January 1, 2024 - Dec 31, 2025	January 1, 2024 - Dec 31, 2025